10. Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Details
2017	$ 632
2018	611
2019	601
2020	602
2021	591
Thereafter	1,611
Total minimum obligation	$ 4,648